Equity Incentive Plan - Schedule of Fair Value of Stock Options Granted (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Fair Value of Stock Options Granted [Abstract]
Expected life (in years)	5 years 9 months
Average volatility	85.00%
Risk-free rates	4.13%
Expected dividend rate
Weighted-average grant date calculated fair value (in Dollars per share)	$ 0.51